Business Combination (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Business Combination

NOTE 4 BUSINESS COMBINATION

On November 6, 2018, BITX entered into an Asset Purchase Agreement with IRX, whereby BITX acquired substantially all of the net assets of IRX. Under the Asset Purchase Agreement, BITX is also obligated to pay royalties based on future revenues to certain former shareholders of IRX. The estimated fair value of future royalty payments at the date of the Business Combination was $870,000, which is accounted for as contingent consideration and is reflected in other liabilities on the accompanying balance sheet. The fair value of the contingent consideration was estimated using the discounted cash flow method of the income approach.

The aggregate consideration for the purchase of the IRX assets was $3,270,000, which consisted $2,400,000 equal to the fair value of the membership units issued to the former shareholders and debt holders of IRX and $870,000 equal to the fair value of contingent consideration.

The following table details the allocation of the purchase price for the acquisition of BITX:

Cash	$250,296
Restricted cash	86,000
Prepaid expenses and other current assets	19,998
Security deposits and other assets	379,331
Laboratory equipment	69,597
In process research and development	6,860,000
Accounts payable and accrued expenses	(4,528,969)
Loans payable	(410,000)
Loans payable, related parties	(1,500,000)
Net fair value assigned to assets acquired and liabilities assumed	1,226,253
Goodwill	2,043,747
Total	$3,270,000

The fair value of the in-process research and development was determined using the “relief-from-royalty” method of income approach. The purchase price in excess of the tangible and identifiable assets acquired, less liabilities assumed, is recognized as goodwill.

Goodwill arising from the business combination mainly consisted of the assets acquired by BITX subject to the liabilities assumed from IRX. The goodwill represents the excess consideration paid over the fair value of the asset acquired and liabilities, and BITX paid a premium to gain control of the assists and the potential future upside of those assets. BITX’s goodwill is not deductible for tax purposes. Further, BITX’s goodwill and intangible assets are subject to a test for impairment on an annual basis (or on a quarterly basis as appropriate).